OPERATING EXPENSES - Ship Operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Analysis Of Expenses [Line Items]
Ship operating expenses	$ 175,164	$ 164,246
Technical management expenses
Analysis Of Expenses [Line Items]
Ship operating expenses	66,238	56,007
Crew costs
Analysis Of Expenses [Line Items]
Ship operating expenses	96,283	96,915
Insurances
Analysis Of Expenses [Line Items]
Ship operating expenses	$ 12,643	$ 11,324